Memorandum items - Contractual obligations of future (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Capital expenditure on property, plant and equipment	£ 20	£ 17	[1]
Contracts to purchase goods or services	614	541	[1]
Total capital commitments	634	558	[1]
Less than 12 months
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Contracts to purchase goods or services	£ 285	£ 253

[1]	Of which due within 1 year: £285 million (2018 - £253 million).